Finance Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Finance Cost [Abstract]
Finance costs paid, classified as operating activities	$ 858	$ 533
Non-cash finance costs	$ 94	$ 989